Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Consolidated net income	¥ 260,084	¥ 230,840	¥ 95,943
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	186,563	120,439	(17,354)
Net unrealized gains and losses on securities	(34)
Net gains and losses on derivative instruments	449	(972)	970
Pension liability adjustments	29,897	56,508	1,382
Net change during the period	216,875	175,975	(15,002)
Comprehensive income (loss)	476,959	406,815	80,941
Less: Comprehensive income attributable to noncontrolling interests	18,581	19,102	13,961
Comprehensive income (loss) attributable to Canon Inc.	¥ 458,378	¥ 387,713	¥ 66,980